Revenue from contracts with customers - Disaggregation of revenue from contract with customers (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2023 GBP (£) segment component	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)
Revenue from contracts with customers
Number of material segments | segment	1
Number of main components of revenue | component	3
Revenue from contracts with customers	£ 648,401	£ 583,201	£ 494,117
Commercial
Revenue from contracts with customers
Revenue from contracts with customers	302,886	257,820	232,205
Sponsorship
Revenue from contracts with customers
Revenue from contracts with customers	189,496	147,881	140,209
Retail, merchandising, apparel & product licensing
Revenue from contracts with customers
Revenue from contracts with customers	113,390	109,939	91,996
Broadcasting
Revenue from contracts with customers
Revenue from contracts with customers	209,095	214,847	254,815
Domestic competitions
Revenue from contracts with customers
Revenue from contracts with customers	174,471	140,629	174,683
European competitions
Revenue from contracts with customers
Revenue from contracts with customers	28,504	67,477	73,827
Other
Revenue from contracts with customers
Revenue from contracts with customers	6,120	6,741	6,305
Matchday
Revenue from contracts with customers
Revenue from contracts with customers	£ 136,420	£ 110,534	£ 7,097